Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO	COMPENSATION ACTUALLY PAID TO CEO(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS(2)	CUMULATIVE TSR(3)	PEER GROUP CUMULATIVE TSR(4)	NET INCOME (LOSS) (in millions)	CONSOLIDATED ADJUSTED EBITDA(5) (in millions)
2023	$5,126,521	$4,464,232	$1,656,697	$1,484,105	$42	$100	$12.9	$87.8
2022	5,584,250	7,421,144	1,832,523	2,297,346	46	102	(9.5)	74.0
2021	4,761,053	4,904,405	1,234,400	1,325,808	31	56	(64.0)	38.1
2020	5,181,793	270,834	1,573,433	140,629	31	56	(468.4)	26.1

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote	The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and total "compensation actually paid" to our CEO (presented above) for 2023, 2022, 2021 and 2020. Our CEO, Cindy B. Taylor, was the sole Principal Executive Officer (“PEO”) for purposes of this disclosure in each of the four years presented.
Peer Group Issuers, Footnote	Peer Group TSR disclosed represents the measurement period value of an investment of $100 in the Peer Group's stock based on a weighted average market capitalization as of the market close on 12/31/2019. Beginning period stock price measurement date of 12/31/2019 and end of period stock price as of 12/31/2020, 12/31/2021, 12/31/2022 and 12/31/2023.
The Company's peer group for 2023 and 2022 for compensation planning includes Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Expro Group Holdings N.V., Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., NexTier Oilfield Solutions Inc. (removed during 2023 due to the acquisition by Paterson-UTI Energy, Inc.), Oceaneering International, Inc., RPC, Inc., Select Water Solutions, Inc. (formerly Select Energy Services, Inc.) and Tetra Technologies, Inc. The peer group for 2022 includes the removal of Superior Energy Services, Inc. due to limited disclosures for the new management team members post-emergence from bankruptcy and the removal of Exterran Corporation due to the acquisition by Enerflex Ltd. It also includes the addition of NexTier Oilfield Solutions Inc. and Tetra Technologies, Inc. Cumulative TSR was $98 for 2022 using the Company's 2023 peer group.
The Company's peer group for 2021 includes Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Expro Group Holdings N.V., Exterran Corporation, Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., Select Water Solutions, Inc. (formerly Select Energy Services, Inc.) and Superior Energy Services, Inc. The 2021 peer group includes the removal of ChampionX Corporation (formerly Apergy Corporation) due to its revenue level following its merger with Apergy Corporation and the addition of Select Water Solutions, Inc. Cumulative TSR was $61 for 2021 using the Company's 2023 peer group.
The Company's peer group for 2020 includes Apergy Corporation, Archrock, Inc., Core Laboratories N.V., Dril-Quip, Inc., Exterran Corporation, Forum Energy Technologies, Inc., Frank's International N.V., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Newpark Resources, Inc., Oceaneering International, Inc., RPC, Inc., and Superior Energy Services, Inc. The 2020 peer group includes the removal of Key Energy Services, Inc. due to its restructuring and the addition of Apergy Corporation. Cumulative TSR was $58 for 2020 using the Company's 2023 peer group.

PEO Total Compensation Amount	$ 5,126,521	$ 5,584,250	$ 4,761,053	$ 5,181,793
PEO Actually Paid Compensation Amount	$ 4,464,232	7,421,144	4,904,405	270,834
Adjustment To PEO Compensation, Footnote

	2023	2022	2021	2020
CEO/PEO SUMMARY COMPENSATION TABLE TOTALS	$5,126,521	$5,584,250	$4,761,053	$5,181,793
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,700,004)	(2,699,998)	(2,699,999)	(2,916,427)
Fair value at year end of equity awards granted during the year	2,012,407	3,084,531	2,604,364	810,404
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(449,527)	1,221,323	(7,783)	(2,262,720)
Change in fair value of equity awards granted in prior years that vested during the year	474,835	231,038	246,770	(542,216)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Total Equity Award Related Adjustments	(662,289)	1,836,894	143,352	(4,910,959)
COMPENSATION ACTUALLY PAID TOTALS	$4,464,232	$7,421,144	$4,904,405	$270,834
In contrast to the totals presented above, compensation reported on Ms. C. Taylor's Form W-2's was $4.9 million, $3.2 million, $3.2 million and $2.8 million in 2023, 2022, 2021 and 2020, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 1,656,697	1,832,523	1,234,400	1,573,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,484,105	2,297,346	1,325,808	140,629
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides a tabular reconciliation between the average of totals presented in the Summary Compensation Table and average total "compensation actually paid" to other NEOs (presented above) for 2023, 2022, 2021 and 2020. The calculation for 2023 and 2022 includes compensation paid to Lloyd A. Hajdik, Philip S. Moses and Brian E. Taylor. Compensation paid to Christopher E. Cragg is also included in the calculations of the averages for 2021 and 2020 as he was a NEO prior to his departure from the Company in March 2021.

	2023	2022	2021	2020
NON-PEO/OTHER NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	$1,656,697	$1,832,523	$1,234,400	$1,573,433
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(725,001)	(725,000)	(491,251)	(834,810)
Fair value at year end of equity awards granted during the year	540,369	828,254	468,666	244,810
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(111,888)	297,515	(1,670)	(674,984)
Change in fair value of equity awards granted in prior years that vested during the year	123,928	64,054	115,663	(167,820)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Total Equity Award Related Adjustments	(172,592)	464,823	91,408	(1,432,804)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,484,105	$2,297,346	$1,325,808	$140,629

Compensation Actually Paid vs. Total Shareholder Return

	Year ended December,				Year-over-Year Changes
($ in millions, except common stock price)	2023	2022	2021	2020	2023 vs 2022	2022 vs 2021	2021 vs 2020

Financial Results:
Net Income (Loss)	$12.9	$(9.5)	$(64.0)	$(468.4)	n.m.	85%	86%
Consolidated Adjusted EBITDA	$87.8	$74.0	$38.1	$26.1	19%	94%	46%

Total Stockholders' Return:
Oil States	$42	$46	$31	$31	(9%)	50%	(1)%
Peer Groups	$100	$102	$56	$56	n.m.	n.m.	n.m.

Compensation Actually Paid to:
CEO	$4.5	$7.4	$4.9	$0.3	(39%)	51%	n.m.
Other NEOs (average)	$1.5	$2.3	$1.3	$0.1	(35%)	73%	n.m.

Oil States Common Stock Price:
Beginning of Year	$7.46	$4.97	$5.02	$16.31
End of Year	6.79	7.46	4.97	5.02
Change in Stock Price	(9%)	50%	(1)%	(69)%

Tabular List, Table

Financial Performance Measures
Consolidated Adjusted EBITDA
Consolidated Cash Flow From Operations
Average Liquidity Levels
Three-Year Cumulative EBITDA
EBITDA Growth Rate
Relative Stock Price Performance

Total Shareholder Return Amount	$ 42	46	31	31
Peer Group Total Shareholder Return Amount	100	102	56	56
Net Income (Loss)	$ 12,900,000	$ (9,500,000)	$ (64,000,000.0)	$ (468,400,000)
Company Selected Measure Amount	87,800,000	74,000,000.0	38,100,000	26,100,000
PEO Name	Cindy B. Taylor
Additional 402(v) Disclosure	Cumulative TSR disclosed represents the measurement period value of an investment of $100 in the Company's stock. Beginning period stock price measurement date of 12/31/2019 and end of period stock price as of 12/31/2020, 12/31/2021, 12/31/2022 and 12/31/2023.
2020 Discussion
The Company's financial results (net loss included significant asset impairment and restructuring charges) and stock price performance in 2020 were adversely impacted by the unprecedented crude oil demand destruction and uncertainties resulting from the COVID-19 pandemic that intensified in March of 2020. Similarly, "compensation actually paid" to each of the Company's Named Executive Officers decreased dramatically in 2020. In addition to a 10% reduction in base salary, the fair value of unvested equity awards declined significantly and other performance-based awards were adversely impacted. As a result, "compensation actually paid" in 2020 was below base salary levels for each of the Company’s Named Executive Officers. As presented on page 62, “compensation actually paid” to Ms. C. Taylor, the Company’s Chief Executive Officer and Principal Executive Officer, in 2020 declined to $0.3 million, which is inclusive of $4.4 million in unrealized losses on unvested equity awards granted in February of 2020, 2019 and 2018.
2021 Discussion
While customer-driven activity improved in 2021 from the low levels of 2020, the Company’s reported results and stock price performance in 2021 continued to reflect the negative impact of the global response to the COVID-19 pandemic, ongoing uncertainties related to future crude oil demand and supply, market pressures driving increased capital discipline and, to a lesser extent, supply chain disruptions. During 2021, the Company continued its restructuring efforts, closed additional facilities and exited certain under-performing service offerings. Additionally, the Company completed two significant financing transactions, which served to extend the maturity profile of the Company’s debt and provide greater access to liquidity. While significant accomplishments were realized in 2021, "compensation actually paid" to the Company's Chief
Executive Officer and other Named Executive Officers only increased from 2020 due primarily to there being no further material declines in the Company’s stock price year-over-year leading to a reduction in the amount of unrealized losses incurred. See the reconciliations above for further details regarding the impact of unrealized losses on unvested equity awards between 2020 and 2021.
2022 Discussion
The Company's financial results and stock price performance improved significantly in 2022 – driven by increased capital investments by our customers, together with internal cost reduction and strict capital discipline measures and other corporate actions. Similarly, "compensation actually paid" to each of the Company's Named Executive Officers increased from 2021 levels due primarily to an increase in the fair value of unvested equity awards and, to a lesser extent, short-term cash incentives earned associated with the Company exceeding annual financial performance goals established at the beginning of 2022.
2023 Discussion
The Company's financial results continued to improve in 2023 – driven by growth in offshore and international spending, partially offset by an industry-wide decline in U.S. well completions. Despite this improvement, the Company stock price performance declined due to macro economic conditions triggering reductions in commodity prices. While significant accomplishments were achieved in 2023, "compensation actually paid" to each of the Company's Named Executive Officers decreased from 2022 levels due to decreases in the fair value of unvested equity awards and short-term cash incentives earned, partially offset by an increase in payouts under the performance-based cash awards (payouts earned for awards related to the 2021 – 2023 performance period were at 55% of target level performance, while there were no payouts earned for the 2020 – 2022 period). See “Executive Summary” beginning on page 33 for further discussion of 2023 accomplishments and priorities.

Closing Market Price of Common Stock

	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Closing Market Price of OIS Common Stock	$6.79	$7.46	$4.97	$5.02	$16.31

Stock Price	$ 6.79	$ 7.46	$ 4.97	$ 5.02	$ 16.31
Net Income Loss, Percent Change From Prior Year		85.00%	86.00%
Consolidated Adjusted EBITDA	$ 87,800,000	$ 74,000,000.0	$ 38,100,000	$ 26,100,000
Consolidated Adjusted EBITDA, Percent Change From Prior Year	19.00%	94.00%	46.00%
TSR, Net Change From Prior Year	(9.00%)	50.00%	(1.00%)
PEO Actually Paid Compensation Amount, Percent Change From Prior Year	(39.00%)	51.00%
Non-PEO NEO Average Compensation Actually Paid Amount, Percent Change From Prior Year	(35.00%)	73.00%
Change in Share Price	(9.00%)	50.00%	(1.00%)	(69.00%)
Reduction in Base Salary				10.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description	The Company uses Consolidated Adjusted EBITDA to compare and to monitor the performance of the Company and its business segments to other comparable public companies and as a benchmark for the award of incentive compensation under its annual incentive compensation plan. Consolidated Adjusted EBITDA consists of net income (loss) plus net interest expense, taxes, depreciation and amortization expense, facility consolidation charges, patent defense costs and loss on settlement of disputes with the seller of GEODynamics, Inc., less gains on extinguishment of 1.50% convertible senior notes.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Cash Flow From Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Average Liquidity Levels
Measure:: 4
Pay vs Performance Disclosure
Name	Three-Year Cumulative EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	EBITDA Growth Rate
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Stock Price Performance
Ms. C. Taylor's [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount	$ 4,900,000	$ 3,200,000	$ 3,200,000	$ 2,800,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(662,289)	1,836,894	143,352	(4,910,959)
PEO | Equity Awards, Fair value of equity awards granted during the year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,700,004)	(2,699,998)	(2,699,999)	(2,916,427)
PEO | Equity Awards, Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,012,407	3,084,531	2,604,364	810,404
PEO | Equity Awards, Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(449,527)	1,221,323	(7,783)	(2,262,720)
PEO | Equity Awards, Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	474,835	231,038	246,770	(542,216)
PEO | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Taylor [Member] | Adjustments to compensation excluding equity awards change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,400,000)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,592)	464,823	91,408	(1,432,804)
Non-PEO NEO | Equity Awards, Fair value of equity awards granted during the year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(725,001)	(725,000)	(491,251)	(834,810)
Non-PEO NEO | Equity Awards, Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	540,369	828,254	468,666	244,810
Non-PEO NEO | Equity Awards, Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(111,888)	297,515	(1,670)	(674,984)
Non-PEO NEO | Equity Awards, Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	123,928	64,054	115,663	(167,820)
Non-PEO NEO | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0